Non-controlling interests - Schedule of detail, by Group company, of non-controlling interests (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) issue	Dec. 31, 2022 GBP (£) issue	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 GBP (£)
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	€ 7,711	€ 7,322		€ 8,594
Profit/(loss) attributable to non-controlling interests	1,107	1,159		1,529
Non-controlling interests	8,818	8,481		10,123
Other equity interest	195	€ 175		152
Fixed Rate Reset Perpetual AT1 Capital Securities
Non-controlling interests
Number of issues of convertible instruments redeemed early | issue		3	3
Santander Bank Polska
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,934	€ 1,603		1,559
Profit/(loss) attributable to non-controlling interests	347	196		75
Grupo PSA
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,590	1,728		1,543
Profit/(loss) attributable to non-controlling interests	285	323		311
Santander Consumer USA Holdings Inc.
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	0	0		1,255
Profit/(loss) attributable to non-controlling interests	0	0		494
Banco Santander Chile
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,379	1,317		1,042
Profit/(loss) attributable to non-controlling interests	235	280		292
Banco Santander Brasil SA
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,493	1,210		1,023
Profit/(loss) attributable to non-controlling interests	182	259		251
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	4	251		202
Profit/(loss) attributable to non-controlling interests	13	42		62
Other companies
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,311	1,213		1,970
Profit/(loss) attributable to non-controlling interests	45	59		44
Santander UK plc | Fixed Rate Reset Perpetual AT1 Capital Securities
Non-controlling interests
Issue of convertible instruments		1,977	£ 1,700
Other equity interest	€ 576	564		€ 1,363	£ 500
Parent Company | Fixed Rate Reset Perpetual AT1 Capital Securities
Non-controlling interests
Issue of convertible instruments		€ 1,221	£ 1,050